SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 August 9, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               91
                                                  -----------------------

Form 13F Information Table Value Total:             91119 (x 1000)
                                                  -----------------------


List of Other Included Managers:





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                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1233    13002 SH            SOLE           9702           3300
Abbott Labs                    COM              002824100      923    17540 SH            SOLE           7240          10300
Accenture PLC                  SHS CL A         G1151C101      988    16350 SH            SOLE          16350
Air Prods & Chems Inc          COM              009158106      547     5725 SH            SOLE           2725           3000
Alpine Global Premier PPTYS    COM SBI          02083A103      931   129460 SH            SOLE         129460
Alpine Total Dynamic Dividend  COM SBI          021060108      182    30000 SH            SOLE          30000
American Express               COM              025816109      764    14781 SH            SOLE          14781
Apple Computer Inc             COM              037833100      702     2090 SH            SOLE           2090
AT&T                           COM              00206R102      412    13129 SH            SOLE          11712           1417
Auto Data Processing           COM              053015103     1368    25977 SH            SOLE          15627          10350
B O K Financial Cp New         COM NEW          05561Q201      655    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103      934    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      237    21640 SH            SOLE          15020           6620
Bard                           COM              067383109      280     2545 SH            SOLE           2545
Becton Dickinson & Co          COM              075887109      384     4460 SH            SOLE           1460           3000
Berkshire Hathaway Cl A        CL A             084670108     1161       10 SH            SOLE              0             10
BHP Billiton Ltd ADR           Spons ADR        05545E209      572     6044 SH            SOLE             44           6000
Bristol-Myers Squibb Co        COM              110122108      248     8560 SH            SOLE           8560
Brown & Brown Inc              COM              115236101      519    20240 SH            SOLE          20240
Caterpillar Inc                COM              149123101      306     2879 SH            SOLE           2879
Chevron Corp                   COM              166764100      907     8822 SH            SOLE           8822
Church & Dwight Co Inc         COM              171340102      336     8300 SH            SOLE           6200           2100
Cisco Systems Inc              COM              17275R102     1257    80494 SH            SOLE          62494          18000
Citigroup Inc                  COM              172967101      965    23186 SH            SOLE          23186
Clorox Company                 COM              189054109     1012    15000 SH            SOLE           9500           5500
Coca Cola                      COM              191216100     1031    15318 SH            SOLE           5782           9536
Colgate Palmolive Co           COM              194162103      578     6611 SH            SOLE           1611           5000
Costco                         COM              22160k105      760     9350 SH            SOLE           9050            300
Devon Energy                   COM              25179m103     1971    25015 SH            SOLE          14090          10925
Disney Walt Co                 COM              254687106      303     7751 SH            SOLE           7501            250
Eli Lilly & Co                 COM              532457108      255     6800 SH            SOLE           1800           5000
Emerson Electric               COM              291011104     2305    40975 SH            SOLE          19775          21200
Energen Corp                   COM              29265N108      226     4000 SH            SOLE              0           4000
Exxon Mobil                    COM              30231G102     5410    66474 SH            SOLE          21271          45203
General Electric               COM              369604103     1770    93852 SH            SOLE          73833          20019
General Mills Inc              COM              370334104      330     8860 SH            SOLE            860           8000
Google Inc Class A             COM              38259P508      208      410 SH            SOLE            360             50
Grainger                       COM              384802104      223     1450 SH            SOLE           1450
Hecla Mining Co.               COM              422704106       77    10000 SH            SOLE          10000
Heinz HJ Co                    COM              423074103      202     3800 SH            SOLE           3800
Home Depot                     COM              437076102      761    21002 SH            SOLE          20002           1000
IBM                            COM              459200101     1839    10718 SH            SOLE           4716           6002
Illinois Tool Works            COM              452308109      397     7025 SH            SOLE           7025
Intel                          COM              458140100      366    16501 SH            SOLE          14501           2000
iShares                        MSCI ACWI EX     464288240     2162    48000 SH            SOLE          48000
iShares                        MSCI EAFE IDX    464287465      502     8346 SH            SOLE           8346
iShares                        MSCI Emerg Mkts  464287234      506    10627 SH            SOLE          10127            500
iShares                        Russell 1000 Gr  464287614     8908   146322 SH            SOLE         146322
iShares                        Russell 3000 Idx 464287689      226     2850 SH            SOLE           2850
iShares                        S&P 500 Idx      464287200     7484    56518 SH            SOLE          56518
Johnson & Johnson              COM              478160104     2642    39724 SH            SOLE          29324          10400
JP Morgan Chase & Co           COM              46625H100      328     8009 SH            SOLE           8009
Kinder Morgan Mgmt LLC         SHS              49455U100     1704    25984 SH            SOLE          15998           9986
Kraft Foods Inc                CL A             50075N104     1606    45575 SH            SOLE          28375          17200
McDonalds                      COM              580135101     1458    17296 SH            SOLE           7296          10000
McGraw Hill                    COM              580645109      369     8800 SH            SOLE           8200            600
Medcohealth Solutions          COM              58405u102      350     6201 SH            SOLE            686           5515
Medtronic Inc                  COM              585055106      896    23249 SH            SOLE          16249           7000
Merck & Co                     COM              589331107      824    23350 SH            SOLE           2730          20620
Microsoft                      COM              594918104     2062    79294 SH            SOLE          49953          29341
MV Oil Trust                   TR UNITS         553859109      728    17400 SH            SOLE           3400          14000
Northern Trust 	Corp           COM              665859104      309     6732 SH            SOLE           6732
Novartis A G                   COM              66987V109      224     3667 SH            SOLE           3667
OGE Energy Corp.               COM              670837103      513    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      336    10530 SH            SOLE          10530
Oracle Corporatio              COM              68389X105      280     8500 SH            SOLE           8500
Paychex Inc                    COM              704326107      352    11465 SH            SOLE          11465
Pepsico Inc                    COM              713448108      907    12881 SH            SOLE           7881           5000
Pfizer                         COM              717081103      901    43754 SH            SOLE          32878          10876
Pinnacle West Capital Cp       COM              723484101      347     7780 SH            SOLE           7780
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      237     8200 SH            SOLE           8200
Powershares QQQ                COM              73935A104      577    10120 SH            SOLE          10120
Procter & Gamble               COM              742718109     2256    35490 SH            SOLE          10390          25100
Royal Dutch Shell PLC          SPONS ADR A      780259206      384     5400 SH            SOLE           5400
Sigma Aldrich Corp             COM              826552101      770    10500 SH            SOLE           5500           5000
SPDR S&P 500 ETF               TR UNIT          78462F103      304     2301 SH            SOLE           2301
State Street Corp              COM              857477103      343     7608 SH            SOLE           6008           1600
Stryker                        COM              863667101      594    10125 SH            SOLE           5125           5000
Sysco                          COM              871829107      853    27356 SH            SOLE          24356           3000
T. Rowe Price Group Inc        COM              74144t108      585     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      566    12060 SH            SOLE           7460           4600
Techne Corp Common             COM              878377100      333     4000 SH            SOLE              0           4000
United Parcel Service B        COM              911312106      848    11632 SH            SOLE           9632           2000
US Bancorp                     COM              902973304     1244    48759 SH            SOLE          40471           8288
Vanguard International Eq Idx  MSCI EMR MKT ETF 922042858     1959    40288 SH            SOLE          40288
Verizon Communications         COM              92343v104      492    13223 SH            SOLE          12823            400
Walgreen Company               COM              931422109     1529    36000 SH            SOLE          36000
Wal Mart Stores Inc            COM              931142103     1138    21420 SH            SOLE          15707           5713
Washington Mutual Inc.         COM              939322103        1    10000 SH            SOLE          10000
Western Union                  COM              959802109      867    43307 SH            SOLE          33307          10000
Windstream Corp                COM              97381W104      477    36821 SH            SOLE          21720          15101

REPORT SUMMARY                                      TOTAL   $ 90119 (x 1000)



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